Organization and Nature of Operations - Schedule of Consolidated VIE and Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Hongli Hong Kong Limited (“Hongli HK”) [Member]
Schedule of Consolidated VIE and Subsidiaries [Line Items]
Date of Incorporation	Mar. 05, 2021
Place of incorporation	Hong Kong
Equity interest attributed to the Group	100.00%
Principal activities	Investment holding
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) [Member]
Schedule of Consolidated VIE and Subsidiaries [Line Items]
Date of Incorporation	Apr. 08, 2021
Place of incorporation	PRC
Equity interest attributed to the Group	100.00%
Principal activities	Consulting service
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”) [Member]
Schedule of Consolidated VIE and Subsidiaries [Line Items]
Date of Incorporation	Sep. 13, 1999
Place of incorporation	PRC
Equity interest attributed to the Group	100.00%
Principal activities	Manufacturing and selling of customized steel profiles
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) [Member]
Schedule of Consolidated VIE and Subsidiaries [Line Items]
Date of Incorporation	May 23, 2019	[1]
Place of incorporation	PRC	[1]
Equity interest attributed to the Group	100.00%	[1]
Principal activities	No operations	[1]
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) [Member]
Schedule of Consolidated VIE and Subsidiaries [Line Items]
Date of Incorporation	Sep. 18, 2020	[2]
Place of incorporation	PRC	[2]
Equity interest attributed to the Group	97.00%	[2]
Principal activities	No operations	[2]
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) [Member]
Schedule of Consolidated VIE and Subsidiaries [Line Items]
Date of Incorporation	Feb. 04, 2021	[3]
Place of incorporation	PRC	[3]
Equity interest attributed to the Group	70.00%	[3]
Principal activities	No operations	[3]

[1]	Wholly owned subsidiary of Hongli Shandong.
[2]	Haozhen Shandong was jointly established by Hongli Shandong and Shengda Technology Co. Ltd, with Shengda Technology Co. Ltd holding a 30 % ownership interest in Haozhen Shandong. As of December 31, 2025, Haozhen Shandong has not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.
[3]	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of December 31, 2025, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.